Risk and sensitivity analysis - Asia, foreign exchange sensitivity (Details) - Asia insurance operations - Foreign exchange risk - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Risk and sensitivity analysis
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, increase in assumption	£ (155)	£ (97)
Change in profit for the year, increase in assumption	(135)	(77)
Change in shareholders' equity, excluding goodwill, increase in assumption	£ (492)	£ (442)
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Change in profit before tax attributable to shareholders, decrease in assumption	£ 189	£ 118
Change in profit for the year, decrease in assumption	165	94
Change in shareholders' equity, excluding goodwill, decrease in assumption	£ 601	£ 540